Share-based Awards - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Millions			3 Months Ended	6 Months Ended		12 Months Ended	54 Months Ended
	Feb. 14, 2017	May 11, 2015	Jun. 30, 2017	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Jun. 30, 2017
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Non-cash stock compensation expense not yet recognized			$ 70.5	$ 70.5			$ 70.5
Unrecognized stock-based compensation expense, weighted average period (years)				2 years 3 months 19 days
Restricted Stock Units (RSUs)
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Fair value of stock units vested				$ 15.4		$ 10.8
Stock units granted				172,684
Performance Share Unit (PSUs)
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Fair value of stock units vested			$ 14.5			$ 10.3
Stock units granted				87,794
PSUs Based on Service and EPS Targets
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Stock units granted							304,761
PSUs Based on Service and EPS Targets | Minimum
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Cumulative EPS vesting period				2014
PSUs Based on Service and EPS Targets | Maximum
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Stock units to be granted			282,568	282,568			282,568
Cumulative EPS vesting period				2020
Employee Stock Plan, 2008 Plan
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Ordinary shares which have been reserved for issuance			6,000,000	6,000,000			6,000,000
Employee Stock Plan, 2008 Plan | Individual Employee
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Ordinary shares which have been reserved for issuance			400,000	400,000			400,000
Employee Stock Plan, 2008 Plan | Minimum
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Additional number of ordinary shares which have been reserved for issuance	400,000
Percentage of option price for fair value of ordinary share				100.00%
Employee Stock Plan, 2008 Plan | Maximum
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Additional number of ordinary shares which have been reserved for issuance	1,000,000
Employee Stock Plan, 2003 Plan
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Ordinary shares which have been reserved for issuance			6,000,000	6,000,000			6,000,000
Maximum number of award as percentage of shares outstanding				10.00%
Employee Stock Plan, 2003 Plan | Individual Employee
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Ordinary shares which have been reserved for issuance			400,000	400,000			400,000
Employee Stock Option
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Shares vesting period				5 years
Shares expiration period				8 years
Weighted average contractual term of options outstanding				5 years 22 days
Weighted average fair value per option				$ 11.40
Exercisable - number of shares			704,604	704,604			704,604
Exercisable - weighted average remaining contractual life				3 years 9 months 3 days
Exercisable - weighted average exercise price			$ 37.38	$ 37.38			$ 37.38
Fully vested total intrinsic value			$ 42.6	$ 42.6			$ 42.6
Intrinsic value of option exercised				$ 14.0	$ 4.1
Employee Stock Option | Minimum
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Options outstanding fair value			$ 6.72	$ 6.72			$ 6.72
Employee Stock Option | Maximum
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Weighted average contractual term of options outstanding				8 years
Options outstanding fair value			$ 25.99	$ 25.99			$ 25.99
Restricted Stock Units 2008
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Ordinary shares which have been reserved for issuance			1,000,000	1,000,000			1,000,000
Restricted Stock Units 2013
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Additional number of ordinary shares which have been reserved for issuance		2,500,000
Ordinary shares which have been reserved for issuance		4,100,000